UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd
Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

	Par
Certificates of Deposit	(000)	Value
Domestic - 1.1%
State Street Bank & Trust Co., 0.39%,
10/12/10	$ 800	$ 800,000
Yankee (a) - 23.5%
BNP Paribas SA, NY:
0.37%, 8/02/10	800	800,000
0.43%, 8/02/10	800	800,000
0.36%, 8/09/10	500	500,000
Banco Santander SA, NY, 0.85%,
11/01/10	800	800,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY,
0.58%, 9/17/10	800	800,000
Barclays Bank Plc, NY:
0.44%, 11/05/10	1,000	1,000,000
0.50%, 11/18/10	500	500,000
Canadian Imperial Bank of Commerce,
NY, 0.42%, 1/31/11	800	800,000
Dexia Credit Local, NY, Guaranteed,
1.62%, 8/17/10 (b)	1,500	1,500,000
Nordea Bank Finland Plc, NY, 0.36%,
10/01/10	996	995,950
Rabobank Nederland NV, NY (c):
0.35%, 1/10/11	450	450,000
0.57%, 1/18/11	500	500,000
Royal Bank of Canada, NY, 0.34%,
11/17/10	1,000	1,000,000
Royal Bank of Scotland Plc, CT, 0.41%,
8/23/10	1,000	1,000,000
Royal Bank of Scotland Plc, NY, 0.43%,
8/09/10	745	745,003
Societe Generale, NY:
0.57%, 10/18/10	700	700,000
0.46%, 10/27/10	1,000	1,000,012
Svenska Handelsbanken, NY, 0.43%,
10/25/10	500	500,006
Toronto-Dominion Bank, NY (c):
0.35%, 11/05/10	1,000	1,000,000
0.35%, 2/04/11	500	500,000
Westpac Banking Corp., NY (c):
0.39%, 10/19/10	500	500,000
0.40%, 10/21/10	570	570,000
		16,960,971
Total Certificates of Deposit - 24.6%		17,760,971
Commercial Paper
Argento Variable Funding Co. Ltd.,
0.37%, 8/04/10 (d)	800	799,984

	Par
Commercial Paper (concluded)	(000)	Value
BPCE SA, 0.41%, 8/09/10 (d)	$ 800	$ 799,937
Barton Capital Corp., 0.38%,
9/13/10 (d)	749	748,668
Chariot Funding LLC, 0.30%,
8/10/10 (d)	760	759,949
Clipper Receivables Co., LLC (d):
0.45%, 8/17/10	800	799,850
0.50%, 9/07/10	850	849,575
DnB NOR Bank ASA, 0.47%,
9/28/10 (d)	1,000	999,256
Falcon Asset Securitization Corp.,
0.45%, 8/16/10 (d)	1,000	999,825
Govco LLC, 0.52%, 8/13/10 (d)	1,000	999,841
Nieuw Amsterdam Receivables
Corp. (d):
0.40%, 9/14/10	1,000	999,522
0.52%, 10/06/10	850	849,202
Old Line Funding LLC, 0.40%,
8/03/10 (d)	1,500	1,499,983
Solitaire Funding LLC, 0.37%,
8/06/10 (d)	800	799,967
Starbird Funding Corp., 0.47%,
10/18/10 (d)	1,000	998,995
State Street Corp., 0.39%, 8/09/10 (d)	800	799,939
Straight-A Funding, LLC (d):
0.41%, 8/16/10	800	799,873
0.40%, 9/20/10	800	799,564
Sydney Capital Corp. (d):
0.68%, 9/16/10	500	499,575
0.57%, 10/26/10	1,000	998,654
Thunder Bay Funding LLC, 0.40%,
8/02/10 (d)	750	750,000
Victory Receivables Corp., 0.36%,
8/04/10 (d)	1,000	999,980
Westpac Trust Securities NZ Ltd.,
0.46%, 11/05/10 (c)	800	800,000
Total Commercial Paper - 26.7%		19,352,139
Corporate Notes
Commonwealth Bank of Australia,
0.51%, 11/22/10 (c)(e)	500	500,000
KBC Bank NV, NY, 1.56%, 9/01/10 (b)	660	660,000
Rabobank Nederland NV, 1.78%,
10/07/10 (b)(e)	1,400	1,400,000
Total Corporate Notes - 3.5%		2,560,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
COP	Certificates of Participation	MSTR	Municipal Securities Trust Receipts
FLOATS	Floating Rate Securities	RB	Revenue Bonds
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes
IDA	Industrial Development Authority

BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST

JULY 31, 2010

1

Schedule of Investments(continued)

BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (b)	(000)	Value
City & County of San Francisco
California, COP, FLOATS, VRDN,
Series B001 (Morgan Stanley Bank
Liquidity Facility), 0.38%, 8/06/10 (e)	$ 700	$ 700,000
City of New York New York, GO, VRDN,
Sub-Series A-3 (BNP Paribas SA LOC),
0.27%, 8/06/10	1,000	1,000,000
Connecticut State Health & Educational
Facility Authority, Refunding RB,
VRDN, Yale-New Haven Hospital,
Series K2 (JPMorgan Chase Bank
LOC), 0.24%, 8/06/10	800	800,000
County of Harris Texas, RB, MSTR,
VRDN, Series SGC 31, Class A
(Societe Generale LOC), 0.30%,
8/06/10 (e)	565	565,000
County of Pitkin Colorado, Refunding
RB, VRDN, Aspen Skiing Co. Project,
Series A (JPMorgan Chase Bank LOC),
0.26%, 8/02/10	700	700,000
Gulf Coast IDA, Refunding RB, VRDN,
CITGO Petroleum Corp. Project, AMT
(Sumitomo Mitsui Banking LOC),
0.35%, 8/02/10	1,100	1,100,000
Massachusetts Bay Transportation
Authority, Refunding RB, VRDN,
General Transportation System (Dexia
Credit Local SBPA), 0.28%, 8/06/10	800	800,000
Michigan State HDA, Refunding RB,
VRDN, Series D (Fannie Mae LOC,
Freddie Mac LOC), 0.29%, 8/06/10	495	495,000
New York City Industrial Development
Agency, RB, VRDN, New York Law
School Project, Series A (JPMorgan
Chase Bank LOC), 0.24%, 8/06/10	675	675,000
Puerto Rico Electric Power Authority, RB,
MSTR, VRDN, Series SGC 36, Class A
(Societe Generale LOC), 0.28%,
8/06/10 (e)	1,000	1,000,000
State of California, GO, VRDN,
Series C-4 (JPMorgan Chase & Co.
LOC), 0.22%, 8/02/10	1,100	1,100,000
Triborough Bridge & Tunnel Authority,
RB, VRDN, General, Series B (Dexia
Credit Local SBPA), 0.28%, 8/06/10	800	800,000
Total Municipal Bonds – 13.5%		9,735,000

	Par
Repurchase Agreements	(000)	Value
Repurchase Agreement
Deutsche Bank Securities, Inc., 0.20%,
8/02/10 (Purchased on 6/30/10 to
be repurchased at $660,114
collateralized by Freddie Mac, 5.875%
due 3/06/37 par and fair value of
$613,000 and $674,006,
respectively)	$ 660	$ 660,000
Total Repurchase Agreements – 0.9%		660,000
U.S. Government Sponsored Agency &
Instrumentality Obligations
Fannie Mae Discount Notes (d):
0.21%, 8/11/10	710	709,963
0.20%, 8/30/10	1,000	999,844
0.30%, 9/01/10	450	449,887
0.24%, 9/20/10	500	499,837
0.24%, 10/13/10	1,783	1,782,081
0.26%, 1/12/11	228	227,732
0.30%, 1/21/11	1,000	998,567
Fannie Mae Variable Rate Notes (c):
0.30%, 8/05/10	700	699,998
0.30%, 5/13/11	1,000	1,000,148
Federal Home Loan Bank Variable Rate
Notes (c):
0.48%, 10/08/10	900	899,950
0.47%, 10/06/11	800	799,617
Freddie Mac Discount Notes (d):
0.25%, 10/13/10	1,000	999,500
0.30%, 11/16/10	800	799,293
Freddie Mac Variable Rate Notes (c):
0.46%, 8/24/10	610	610,002
0.52%, 9/03/10	400	399,993
0.41%, 2/14/11	2,880	2,879,757
0.23%, 5/05/11	2,000	1,999,544
0.27%, 12/29/11	1,000	999,289
Total U.S. Government Sponsored
Agency & Instrumentality Obligations -
24.5%		17,755,002
U.S. Treasury Obligations
U.S. Treasury Bills (d):
0.32%, 8/26/10	400	399,916
0.24%, 9/30/10	750	749,705
0.22%, 10/21/10	1,250	1,249,382
0.24%, 10/28/10	500	499,715
0.21%, 12/02/10	1,085	1,084,224
U.S. Treasury Notes, 0.88%, 1/31/11	800	802,480
Total U.S. Treasury Obligations - 6.6%		4,785,422

2 BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST

JULY 31, 2010

Schedule of Investments(concluded)

BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

Value
Total Investments
(Cost - $72,608,534*) – 100.3%	$ 72,608,534
Liabilities in Excess of Other Assets – (0.3)%	(237,171)
Net Assets – 100.0%	$ 72,371,363

* Cost for federal income tax purposes.
(a) Issuer is a branch of foreign domiciled bank.
(b) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Variable rate security. Rate shown is as of report date.
(d) Rates shown are the discount rates or range of discounts paid at the time of purchase.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in it’s annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term
Securities[1]	—	$ 72,608,534	—	$72,608,534

1See above Schedule of Investments for values in each security type.

BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST

JULY 31, 2010

3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: September 27, 2010